UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12-31-99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McDonald Capital Investors, Inc.
Address:	One Maritime Plaza, Suite 1300
		San Francisco, CA  94111

Form 13F File Number:	28-6004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew J. McDonald
Title:	President
Phone:	415-981-5401

Signature, Place and Date of Signing:

	Andrew J. McDonald		San Francisco, CA			1-26-2000
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:		216,646


List of Other Included Managers:

NONE


NAME OF ISSUER		TITLE OF	CUSIP			VALUE		SHARES		INV	OTH.	VOTING
				CLASS					(x$1000)				DISC	MGRS	AUTH
ALZA				COM		022615108		277		8,000			SOLE		SOLE
AMERICAN GENERAL		COM		026351106		8,574		113,000		SOLE		SOLE
CBS CORPORATION		COM		12490K107		18,502	289,370		SOLE		SOLE
CARDINAL HEALTH INC.	COM		14149Y108		16,505	344,750		SOLE		SOLE
CATHERINE STORES		COM		14916F100		735		35,000		SOLE		SOLE
CHEVRON CORP		COM		166751107		208		2,400			SOLE		SOLE
CK WITCO CORP		COM		12562C108		10,869	812,620		SOLE		SOLE
CLARIFY INC.		COM		180492100		584		4,600			SOLE		SOLE
CLOROX CO. DEL.		COM		189054109		14,760	293,000		SOLE		SOLE
EXXON MOBIL			COM		30231G102		634		7,868			SOLE		SOLE
FEDERAL HOME LOAN MORT	COM		313400301		20,079	426,640		SOLE		SOLE
FEDERAL NATIONAL MORT	COM		313586109		350		5,600			SOLE		SOLE
GARTNER GROUP		CLA		366651107		4,156		272,500		SOLE		SOLE
ISOCOR			COM		464902105		835		19,200		SOLE		SOLE
JOHN NUVEEN CO.		CLA		478035108		3,651		101,250		SOLE		SOLE
LIZ CLAIBORNE INC.	COM		539320101		13,825	367,450		SOLE		SOLE
MMI COMPANIES INC.	COM		553087107		561		65,000		SOLE		SOLE
MAPQUEST.COM INC.		COM		565644101		455		20,000		SOLE		SOLE
MCDONALDS CORP.		COM		580135101		3,493		86,650		SOLE		SOLE
ONTRACK DATA INT'L	COM		683372106		501		41,500		SOLE		SOLE
PRIME BANCSHARES		COM		74157H108		715		29,800		SOLE		SOLE
PROGRESSIVE CORP.		COM		743315103		8,823		120,650		SOLE		SOLE
SBC COMMUNICATIONS	COM		78387G103		261		5,351			SOLE		SOLE
SAFEWAY			COM		786514208		837		23,400		SOLE		SOLE
SEALED AIR CORP.		COM		81211K100		22,082	426,200		SOLE		SOLE
SEALED AIR PREFERRED A	PFDCV		81211K209		10,095	199,900		SOLE		SOLE
SOFTWORKS INC.		PFDCV		83404P102		214		22,000		SOLE		SOLE
SPECTRAN CORP.		PFDCV		847598109		136		15,300		SOLE		SOLE
STRYKER CORP.		COM		863667101		13,034	187,200		SOLE		SOLE
TJ INT'L INC.		COM		872534102		269		6,400			SOLE		SOLE
WELLS FARGO & CO.		COM		949746101		26,083	645,027		SOLE		SOLE
HEALTH CARE PROPERTIES	SUBDEB	004708431		243		250,000		SOLE		SOLE
6% DUE 00
OLSTEN CORP.		SUBDEB	74763LAA3		1,850		2,000,000		SOLE		SOLE
4.75% DUE 00
LAM RESEARCH 		SUBDEB	512807AC2		10,576	7,727,000		SOLE		SOLE
5% DUE 02
PEP BOYS			SUBDEB	713278AJ8		1,874		3,545,000		SOLE		SOLE
0% DUE 11

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